Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2020
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current portion	$322,123		$322,123
FFA contract, current portion	$134,010	$134,010
Interest rate swap contracts, long term portion	$393,899	-	$393,899	-
	Fair Value Measurement as of December 31, 2019
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, long term portion	$304,174	-	$304,174	-